Summary of Operating Results Reflected as Discontinued Operations (Detail) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2015	[1]	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015		Dec. 31, 2014	[2]	Sep. 30, 2014	[2]	Jun. 30, 2014	[2]	Mar. 31, 2014	[2]	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale before income taxes																	$ 38		$ 466
Income from discontinued operations, net of taxes	$ (6)		$ 28		$ (4)		$ 10	[1]	$ 429		$ 21		$ 52		$ 49		28	[1]	551	[2]
Vaccines Franchise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales							1										1		301		$ 292
(Loss) income from discontinued operations before income taxes, excluding gain on sale							1										(4)		150		3
Gain on sale before income taxes							10										38		466
Income tax expense							(1)										(6)		(65)		$ (3)
Income from discontinued operations, net of taxes							$ 10										$ 28		$ 551

[1]	The first quarter of 2015 included net after-tax charges from continuing operations of $33 million related to intangible asset amortization, business optimization items, and separation costs; and a $9 million after-tax favorable adjustment to the gain recorded on sale of the company's commercial vaccines business reported in discontinued operations. The second quarter of 2015 included net after-tax charges from continuing operations of $109 million related to intangible asset amortization, business optimization items, separation costs, and milestone payments associated with the company's collaboration agreements; and a $4 million after-tax charge reported in discontinued operations. The third quarter of 2015 included net after-tax charges from continuing operations of $104 million related to intangible asset amortization, separation costs, IPR&D and other impairment charges, a decrease in the fair value of contingent payment liabilities, milestone payments associated with the company's collaboration agreements and business development items; and a $28 million after-tax gain recorded on the sale of certain vaccines R&D programs reported in discontinued operations. The fourth quarter of 2015 included net after-tax charges from continuing operations of $286 million related to intangible asset amortization, business optimization items, separation costs, upfront and milestone payments to collaboration partners, a decrease in the fair value of contingent payment liabilities, a currency-related item and favorable adjustments to previously recorded impairment charges; and a $6 million after-tax unfavorable adjustment to the gain recorded on sale of the company's commercial vaccines business reported in discontinued operations.
[2]	The first quarter of 2014 included net after-tax charges from continuing operations of $24 million related to intangible asset amortization, business optimization items, plasma-related litigation and milestone payments associated with the company's collaboration agreements; and an $8 million after-tax charge reported in discontinued operations. The second quarter of 2014 included net after-tax charges from continuing operations of $63 million related to intangible asset amortization, business optimization items, separation costs, milestone payments associated with the company's collaboration agreements and an increase in fair value of contingent payment liabilities. The third quarter of 2014 included net after-tax charges from continuing operations of $166 million related to intangible asset amortization, business optimization items, separation costs, the Branded Prescription Drug Fee and milestone payments associated with the company's collaboration arrangements; and after-tax charges of $5 million after-tax charge reported in discontinued operations. The fourth quarter of 2014 included net after-tax charges from continuing operations of $146 million related to intangible asset amortization, business optimization items, separation costs, milestone payments associated with the company's collaboration agreements, other-than-temporary impairment and an increase in fair value of contingent payment liabilities; and a $417 million after-tax gain on the sale of the company's commercial vaccines business reported in discontinued operations.